Held for sale assets and liabilities	12 Months Ended
Dec. 31, 2017
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Held for sale assets and liabilities
16	HELD FOR SALE ASSETS AND LIABILITIES

On 27 April 2017, the Group’s Board of Directors came to a resolution to sell the equity interests of Shanghai Airlines Hotel Investment Management Co., Ltd. (“Shanghai Airlines Hotel”), a wholly owned subsidiary. On 29 December 2017, the Group entered into a share transfer agreement with China Eastern Airlines Development Co., Ltd., a wholly owned subsidiary of CEA Holding, to transfer its 100% equity interests in Shanghai Airlines Hotel for a cash consideration of RMB7,100. The transfer is expected to be completed within a year from the reporting date. At 31 December 2017, Shanghai Airlines Hotel was classified as a disposal group held for sale. The major classes of assets and liabilities (after eliminating of inter-company payable of RMB6 million) of Shanghai Airlines Hotel classified as held for sale as at 31 December 2017 are as follows:

2017
RMB million
Assets
Property, plant and equipment	2
Other non-current assets	1
Trade and notes receivables	2
Cash and cash equivalents	11
Inventory	1

17
Provision for impairment of assets classified as held for sale	(3)

Assets classified as held for sale	14

Liabilities
Trade and bills payables	(2)
Other payables and accruals	(6)

Liabilities directly associated with the assets classified as held for sale	(8)

Net assets directly associated with the disposal group	6